Loans - Age Analysis of Past Due Loans (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2024	Mar. 31, 2023
30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		¥ 18	¥ 18
30-59 Days Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		18	18
30-59 Days Past Due | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	0
30-59 Days Past Due | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		1	0
30-59 Days Past Due | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	0
30-59 Days Past Due | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		12	14
30-59 Days Past Due | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		5	4
30-59 Days Past Due | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	0
30-59 Days Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	[1]	0	0
60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		9	12
60-89 Days Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		9	12
60-89 Days Past Due | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	0
60-89 Days Past Due | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	3
60-89 Days Past Due | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		1	0
60-89 Days Past Due | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		7	8
60-89 Days Past Due | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		1	1
60-89 Days Past Due | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	0
60-89 Days Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	[1]	0	0
90 Days or More Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		82	83
90 Days or More Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		62	60
90 Days or More Past Due | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	0
90 Days or More Past Due | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		35	28
90 Days or More Past Due | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		5	9
90 Days or More Past Due | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		12	13
90 Days or More Past Due | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		10	10
90 Days or More Past Due | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	0
90 Days or More Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	[1]	20	23
Total Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		109	113
Total Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		89	90
Total Past Due | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	0
Total Past Due | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		37	31
Total Past Due | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		6	9
Total Past Due | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		31	35
Total Past Due | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		16	15
Total Past Due | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	0
Total Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	[1]	20	23
Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		98,335	94,063
Current | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		60,519	57,840
Current | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		2,447	1,866
Current | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		45,884	43,334
Current | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		2,431	2,990
Current | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		7,139	7,472
Current | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		1,387	1,533
Current | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		1,231	645
Current | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	[1]	37,817	36,223
Total
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		98,445	94,176
Total | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		60,608	57,930
Total | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		2,447	1,866
Total | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		45,921	43,365
Total | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		2,436	2,999
Total | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		7,170	7,507
Total | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		1,403	1,548
Total | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		1,231	645
Total | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	[1]	¥ 37,837	¥ 36,246

[1]	The majority of total foreign consist of corporate.